Convertible loans	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Senior secured term loan facility and warrants	Senior secured term loan facility and warrants
On August 15, 2022, the Company, ADCT UK and ADCT America entered into the Loan Agreement, pursuant to which the Company may borrow up to USD 175.0 million principal amount of secured term loans, including (i) a First Tranche and (ii) Future Tranches. On August 15, 2022, the Company drew down USD 120.0 million principal amount of term loans under the Loan Agreement. The secured term loans are scheduled to mature on August 15, 2029 and accrue interest at an annual rate of secured overnight financing rate (SOFR) plus 7.50% per annum (with respect to SOFR loans) or a base rate plus 6.50% per annum (with respect to alternative base rate ("ABR") loans) for the first five years of the term loans, and thereafter, at an annual rate of SOFR plus 9.25% (with respect to SOFR loans) or a base rate plus 8.25% (with respect to ABR loans), in each case subject to a 1.00% per annum SOFR floor. The Company has the option to elect for the loans to be either a SOFR loan or ABR loan. The Company has elected the First Tranche of the secured term loan to be a SOFR loan. Interest is paid on the last business day of each quarter.

The Company is obligated to pay certain exit fees upon certain prepayments and repayments of the principal amount of the term loans in an amount ranging from zero to 4.0% of the amount of the loan so paid. In addition, The Company has the right to prepay the term loans at any time subject to certain prepayment premiums applicable until the August 15, 2026. The Loan Agreement also contains certain prepayment provisions, including mandatory prepayments from the proceeds from certain asset sales, casualty events and from issuances or incurrences of debt, which may also be subject to prepayment premiums if made on or prior to August 15, 2026. The obligations under the Loan Agreement are secured by substantially all of the Company's assets and those of certain of the Company's subsidiaries and are guaranteed initially by the Company's subsidiaries in the US and the UK. The Loan Agreement contains customary covenants, including a covenant to maintain a balance at the end of each quarter of at least USD 60.0 million in cash and cash equivalents plus an amount equal to any accounts payable that remain unpaid more than ninety days after the original invoice therefore, and negative covenants including limitations on indebtedness, liens, fundamental changes, asset sales, investments, dividends and other restricted payments and other matters customarily restricted in such agreements. The Loan Agreement also contains customary events of default, after which the term loan may become due and payable immediately, including payment defaults, material inaccuracy of representations and warranties, covenant defaults (including creation of any liens other than those that are expressly permitted), bankruptcy and insolvency proceedings, cross-defaults to certain other agreements, judgments against the Company and its subsidiaries and change in control.

On August 15, 2022, the Company also issued to the lenders under the Loan Agreement warrants to purchase an aggregate of 527,295 common shares, which warrants have an exercise price of USD 8.30 per share. Each warrant is exercisable, on a cash or a cashless basis, at the option of the holder at any time on or prior to August 15, 2032. The warrants contain customary anti-dilution adjustments and will entitle holders to receive any dividends or other distributions paid on the underlying common shares prior to their expiration on an as-exercised basis.

Accounting for First Tranche of senior secured term loan

The Company has accounted for the First Tranche of the senior secured term loans and the warrants described above as one hybrid financial instrument, with the USD 120.0 million draw down separated into two components: a warrant obligation and a loan.

The Company used an independent valuation firm to assist in calculating the fair value of the warrant obligation, using the Black-Scholes option-pricing model. The warrant obligation has been recorded at an initial fair value of USD 4.0 million on August 15, 2022 and is remeasured to fair value at the end of each reporting period. Key inputs for the valuation of the warrant obligation as of August 15, 2022 were as follows:

As of
August 15, 2022
Exercise price in USD	8.30
Share price in USD	10.33
Risk-free interest rate	2.9%
Expected volatility	87%
Expected term (months)	60 months
Dividend yield	—
Black-Scholes value in USD	7.51

The loan’s initial fair value was recorded at USD 116.0 million on August 15, 2022, representing the residual amount of the USD 120.0 million draw down, after separating out the initial fair value of USD 4.0 million of the warrant obligation. The loan is subsequently measured at its amortized cost.
Transaction costs have been allocated to the above two components. Transaction costs associated to the warrant obligation have been charged directly to the consolidated statement of operations, while transaction costs associated to the residual loan have been deducted from the loan. See further illustration in table below:

in KUSD	Warrant obligation	Residual loan	Total
Loan Principal	3,957	116,043	120,000
Transaction costs	(245)	(7,187)	(7,432)
Carrying value of loan at issuance		108,856

Oak Tree and Owl Rock Warrant Obligations

During the year ended December 31, 2022, the Company recognized income of KUSD 2,962 as a result of changes in the fair value of the warrant obligations from the issuance date of August 15, 2022. The fair value of the warrant obligations as of December 31, 2022 was KUSD 995. The decrease in fair value of the warrant obligation from August 15, 2022 to December 31, 2022 was primarily due to the decrease in the fair value of the underlying shares during that period, which was recorded directly to Non-operating (expense) income in the consolidated statement of operations. See note 10, "Non-operating (expense) income" for further information.

The Company used an independent valuation firm to assist in calculating the fair value of the warrant obligations, using the Black-Scholes option-pricing model. Key inputs for the valuation of the warrant obligations as of December 31, 2022 were as follows:

As of
December 31, 2022
Exercise price in USD	8.30
Share price in USD	3.84
Risk-free interest rate	4.0%
Expected volatility	80%
Expected term (months)	55.5 months
Dividend yield	—
Black-Scholes value in USD	1.89

Senior Secured Term Loan

As illustrated in the table above, the transaction costs of the residual loan (net of the fair value of warrant obligations) were deducted from the loan to determine the deemed net present value as of August 15, 2022 of all future cash outflows associated with the loan. The implied EIR that would be needed to increase the book value of the loan to cover all future expected outflows, taking into account the deduction of transaction costs from the initial loan balance, and based on a 360-day year for a SOFR loan, was computed at inception at 14.99%. Given the interest rate in the senior secured term loans is variable and dependent upon market factors, the Company will update the EIR at the end of each reporting period for changes in the rate. For the year ended December 31, 2022, the Company recorded interest expense on the senior secured term loan in the amount of KUSD 5,845 which was recorded in Financial expense in the consolidated statement of operations. The EIR at December 31, 2022 was 16.10%.
The amount at which the senior secured term loan is presented as a liability in the consolidated balance sheet represents the net present value of all future cash outflows associated with the loan discounted at the EIR. The net present value of those cash outflows occurring within 12 months of the balance sheet date discounted at the same rate is presented as a short-term liability in the consolidated balance sheet. The remainder of the amount is presented as a long-term liability in the consolidated balance sheet. The carrying value of the senior secured term loan was USD 109.7 million as of December 31, 2022, of which USD 12.5 million and USD 97.2 million represented the short-term and long-term portion of the liability, respectivelyConvertible loansOn April 24, 2020, the Company entered into a USD 115 million Facility Agreement with Deerfield, pursuant to which Deerfield extended a tranche of USD 65 million of convertible loans on May 19, 2020 upon completion of the Company’s initial public offering (the “Deerfield First Tranche”) and a tranche of USD 50 million of convertible loans on May 17, 2021 after the receipt of regulatory approval for ZYNLONTA (the “Deerfield Second Tranche”).
On August 15, 2022, pursuant to an exchange agreement with Deerfield, Deerfield exchanged USD 115.0 million aggregate principal amount of the Company's senior secured convertible notes for warrants to purchase an aggregate of 4,412,840 common shares, an aggregate of 2,390,297 common shares and cash equal to USD 117.3 million.

As a result of the exchange agreement on August 15, 2022, the Company recognized a loss on extinguishment of USD 42.1 million, which primarily consists of the difference between the aggregate principal amount and carrying value of the convertible loans, exit fee, as well as the unpaid interest payments through the maturity date.

Embedded conversion option derivatives

Prior to the exchange, the Company accounted for the Facility agreement as a loan and embedded conversion option features. The embedded conversion option derivative was marked-to-market while the loan was measured at its amortized cost at the end of each reporting period.

The following table summarizes the changes in fair value income (expense) and profit or loss activity of the embedded conversion option derivatives during the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
(in KUSD)	2022	2021	2020
Deerfield First Tranche (1)	15,556	28,003	(23,432)
Deerfield Second Tranche - prior to FDA approval (2)	—	3,454	(21,979)
Deerfield Second Tranche - after FDA approval (1)	10,094	3,436	—
Total	25,650	34,893	(45,411)

(1) The fair value expense recognized during the year ended December 31, 2022 represents the change in fair value up until the point of exchange on August 15, 2022.

(2) In addition to the changes in fair value, the Company recorded a gain of KUSD 1,816 during the year ended December 31, 2021 with the receipt of the USD 50 million subsequent disbursement, the establishment of the embedded derivative and residual loan associated with the subsequent disbursement and elimination of the derivative immediately prior to FDA approval of ZYNLONTA.

The increases (decreases) in fair values of the embedded derivatives are primarily due to increases (decreases) in the fair value of the underlying shares during the respective periods. These amounts were charged directly to the consolidated statements of operations. See note 10, “Non-operating (expense) income” for further information.

The fair value of the embedded derivative associated with the Deerfield First Tranche was KUSD 7,670 at the time of exchange on August 15, 2022 and KUSD 23,226 on December 31, 2021. The fair value of the embedded derivative associated with the Deerfield Second Tranche was KUSD 4,627 at the time of exchange on August 15, 2022 and KUSD 14,721 as of December 31, 2021.

The Company used an independent valuation firm to assist in calculating the fair value of the Deerfield First Tranche and Deerfield Second Tranche of the embedded conversion option derivatives, which is based on the mean of values derived from application of the Hull and Goldman Sachs convertible bond pricing models. Key inputs for the valuations as of August 15, 2022 and December 31, 2021 were as follows:

Deerfield First Tranche

	As of
	August 15, 2022	December 31, 2021
Exercise price at 130% of the IPO price of 19.00, in USD	24.70	24.70
Forced conversion price, in USD	67.93	67.93
Share price in USD	10.33	20.20
Risk-free interest rate	3.2%	1.0%
Expected volatility	85%	77%
Expected term (months)	32.5 months	40 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	12.0%	8.8%
Deerfield Second Tranche

	As of
	August 15, 2022	December 31, 2021
Exercise price in USD	28.07	28.07
Forced conversion price, in USD	77.19	77.19
Share price in USD	10.33	20.20
Risk-free interest rate	3.2%	1.0%
Expected volatility	85%	77%
Expected term (months)	32.5 months	40 months
Dividend yield	—	—
Recovery rate	5%	5%
Implied bond yield	12.0%	8.8%

Residual convertible loan

The following table summarizes the interest expense recorded on the convertible loan for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
(in KUSD)	2022	2021	2020
Deerfield First Tranche	5,664	8,389	4,756
Deerfield Second Tranche	2,020	2,029	—
Total	7,684	10,418	4,756